FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2022
Interest Expense [Abstract]
Schedule Of Financial Expenses Net [Table Text Block]

	Year ended December 31,
	2022	2022	2021

Interest on long-term bank loans	129	30	16
Bank charges and short-term credit	53	45	178
Foreign exchange loss (gain), net	(1,024)	413	127
Other financing expenses (income), net	(45)	-	16

	(887)	488	337